Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-current assets and total assets	$ 4,052,980	$ 3,947,275
Current portion of long-term debt and current liabilities	197,197	157,088
Long-term debt	1,802,012	1,749,893
Total Liabilities	2,509,301	2,399,904
Other assets - non-current	20,811	27,536
Vessels and equipment	2,108,160	1,989,230
Net investments in direct financing leases - non-current	666,658	682,495
Equity Method Investments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets - non-current	22,120	14,515
Vessels and equipment	2,343,397	2,243,381
Net investments in direct financing leases - non-current	1,813,991	1,850,279
Current portion of long-term debt and obligations under capital lease	166,522	435,272
Long-term debt and obligations under capital lease	2,583,721	2,321,562
Accounting Standards Update 2015-03 [Member] | Reclassification Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-current assets and total assets	(16,300)	(17,100)
Current portion of long-term debt and current liabilities	(1,100)	(100)
Long-term debt	(15,200)	(17,000)
Total Liabilities	(16,300)	(17,100)
Accounting Standards Update 2015-03 [Member] | Reclassification Adjustment [Member] | Equity Method Investments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets - non-current	(60,800)	(17,800)
Vessels and equipment		(15,800)
Net investments in direct financing leases - non-current		(23,500)
Current portion of long-term debt and obligations under capital lease	(5,000)	(5,000)
Long-term debt and obligations under capital lease	$ (55,800)	$ (52,100)